Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The table below summarizes the compensation actually paid to each of the NEOs listed below and company financial performance measures for the five years ended December 31, 2024.
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ Million)	Company Adjusted EBITDA ($ Million)
					Company TSR ($)	Peer Group TSR ($)
2024	9,598,919	14,037,226	2,609,037	3,465,152	375.07	214.80	420	688
2023	10,670,593	10,495,230	2,235,201	2,272,644	253.70	172.49	178	478
2022	8,682,313	(7,732,568)	2,042,305	(224,312)	208.61	137.88	1,083	1,389
2021	9,158,272	34,346,704	1,943,418	5,334,446	272.24	180.45	1,373	1,877
2020	7,381,365	8,389,602	1,577,268	1,673,812	127.73	124.52	497	757

(1)
W. Bradley Southern is our principal executive officer (“PEO”) for each year presented. The individuals comprising the Non-PEO NEOs for each presented year are listed below.

2024	2023	2022	2021 and 2020
Alan J.M. Haughie	Alan J.M. Haughie	Alan J.M. Haughie	Alan J.M. Haughie
Jason P. Ringblom	Jason P. Ringblom	Jason P. Ringblom	Jason P. Ringblom
Jimmy E. Mason	Nicole C. Daniel	Nicole C. Daniel	Neil Sherman
Nicole C. Daniel	Michael W. Blosser	Michael W. Blosser	Michael J. Sims
Robin H. Everhart

(2)
The amounts shown for “Compensation Actually Paid” were calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by LP’s NEOs. These amounts reflect the total compensation reported in the “Summary Compensation Table” with certain adjustments as described in footnote 3 below.

(3)
“Compensation Actually Paid” for 2024 reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. At the grant date for each PSU award, the relevant performance metrics are assumed to be achieved at the target level (100% of the target award amount). The fair value of unvested PSUs for each year used in the calculation of “Compensation Actually Paid” is based on the probable outcome of the applicable performance conditions as of the last day of the fiscal year. As of December 31, 2024, the fair value of the unvested PSUs changed from the grant date primarily due to the change in stock price and our probable performance based on the performance metrics applicable to those PSUs awards. As of December 31, 2024, none of the 2022 PSUs and 2023 PSUs were expected to vest and the 2024 PSUs were projected to vest at 100%. The amounts in the “Exclusion of Stock Awards” columns are based on the totals from the “Stock Awards” column set forth in the “Summary Compensation Table.”

Summary Compensation Table Total for PEO ($)	Deduct Change in Pension Value for PEO ($)	Pension Benefits Adjustments for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
9,598,919	—	—	(5,553,195)	9,991,503	14,037,226
Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Change in Pension Value for Non-PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2,609,037	—	—	(1,091,485)	1,947,600	3,465,152
The amounts in the “Inclusion of Equity Values” in the tables above are derived from the amounts set forth in the following tables:
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total– Inclusion of Equity Values for PEO ($)
8,723,221	924,003	—	139,599	—	204,680	9,991,503
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total–Average Inclusion of Equity Values for Non-PEO NEOs ($)
1,720,358	164,047	—	25,503	—	37,692	1,947,600

(4)
The “Peer Group TSR” set forth in this table utilizes the following published index: S&P 500 Building Products. TSR for both LP and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
W. Bradley Southern is our principal executive officer (“PEO”) for each year presented. The individuals comprising the Non-PEO NEOs for each presented year are listed below.

2024	2023	2022	2021 and 2020
Alan J.M. Haughie	Alan J.M. Haughie	Alan J.M. Haughie	Alan J.M. Haughie
Jason P. Ringblom	Jason P. Ringblom	Jason P. Ringblom	Jason P. Ringblom
Jimmy E. Mason	Nicole C. Daniel	Nicole C. Daniel	Neil Sherman
Nicole C. Daniel	Michael W. Blosser	Michael W. Blosser	Michael J. Sims
Robin H. Everhart

Peer Group Issuers, Footnote
(4)
The “Peer Group TSR” set forth in this table utilizes the following published index: S&P 500 Building Products. TSR for both LP and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table.

PEO Total Compensation Amount	$ 9,598,919	$ 10,670,593	$ 8,682,313	$ 9,158,272	$ 7,381,365
PEO Actually Paid Compensation Amount	$ 14,037,226	10,495,230	(7,732,568)	34,346,704	8,389,602
Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” for 2024 reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. At the grant date for each PSU award, the relevant performance metrics are assumed to be achieved at the target level (100% of the target award amount). The fair value of unvested PSUs for each year used in the calculation of “Compensation Actually Paid” is based on the probable outcome of the applicable performance conditions as of the last day of the fiscal year. As of December 31, 2024, the fair value of the unvested PSUs changed from the grant date primarily due to the change in stock price and our probable performance based on the performance metrics applicable to those PSUs awards. As of December 31, 2024, none of the 2022 PSUs and 2023 PSUs were expected to vest and the 2024 PSUs were projected to vest at 100%. The amounts in the “Exclusion of Stock Awards” columns are based on the totals from the “Stock Awards” column set forth in the “Summary Compensation Table.”

Summary Compensation Table Total for PEO ($)	Deduct Change in Pension Value for PEO ($)	Pension Benefits Adjustments for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
9,598,919	—	—	(5,553,195)	9,991,503	14,037,226
The amounts in the “Inclusion of Equity Values” in the tables above are derived from the amounts set forth in the following tables:
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total– Inclusion of Equity Values for PEO ($)
8,723,221	924,003	—	139,599	—	204,680	9,991,503

Non-PEO NEO Average Total Compensation Amount	$ 2,609,037	2,235,201	2,042,305	1,943,418	1,577,268
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,465,152	2,272,644	(224,312)	5,334,446	1,673,812
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” for 2024 reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. At the grant date for each PSU award, the relevant performance metrics are assumed to be achieved at the target level (100% of the target award amount). The fair value of unvested PSUs for each year used in the calculation of “Compensation Actually Paid” is based on the probable outcome of the applicable performance conditions as of the last day of the fiscal year. As of December 31, 2024, the fair value of the unvested PSUs changed from the grant date primarily due to the change in stock price and our probable performance based on the performance metrics applicable to those PSUs awards. As of December 31, 2024, none of the 2022 PSUs and 2023 PSUs were expected to vest and the 2024 PSUs were projected to vest at 100%. The amounts in the “Exclusion of Stock Awards” columns are based on the totals from the “Stock Awards” column set forth in the “Summary Compensation Table.”
Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Change in Pension Value for Non-PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2,609,037	—	—	(1,091,485)	1,947,600	3,465,152
The amounts in the “Inclusion of Equity Values” in the tables above are derived from the amounts set forth in the following tables:
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total–Average Inclusion of Equity Values for Non-PEO NEOs ($)
1,720,358	164,047	—	25,503	—	37,692	1,947,600

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES USED TO LINK COMPENSATION ACTUALLY PAID TO NEOS FOR THE MOST RECENTLY COMPLETED FISCAL YEAR TO COMPANY PERFORMANCE
For the fiscal year ended December 31, 2024, our Compensation Committee identified the performance measures listed below as the most important in setting compensation for the NEOs. The key performance measures used in setting performance goals for our PSUs, which comprise a significant portion of the NEOs’ compensation mix, are Adjusted EBITDA (for the 2022 PSUs and the 2023 PSUs) and ROIC (for the 2024 PSUs). For additional detail on Adjusted EBITDA and ROIC see “Compensation of Executive Officers—Compensation Discussion and Analysis—Section IV: Elements and Philosophy of Executive Compensation—Long-Term Equity Incentive Compensation” on page 50.

Adjusted EBITDA (Company and Segment basis)
Economic Profit (Company and Segment basis)
Company 3-year ROIC
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 375.07	253.7	208.61	272.24	127.73
Peer Group Total Shareholder Return Amount	214.8	172.49	137.88	180.45	124.52
Net Income (Loss)	$ 420,000,000	$ 178,000,000	$ 1,083,000,000	$ 1,373,000,000	$ 497,000,000
Company Selected Measure Amount	688,000,000	478,000,000	1,389,000,000	1,877,000,000	757,000,000
PEO Name	W. Bradley Southern
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Company and Segment basis)
Measure:: 2
Pay vs Performance Disclosure
Name	Economic Profit (Company and Segment basis)
Measure:: 3
Pay vs Performance Disclosure
Name	Company 3-year ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,553,195)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,991,503
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,723,221
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	924,003
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,599
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,680
PEO | Equity Awards Adjustments Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,091,485)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,947,600
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,720,358
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,047
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,503
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,692
Non-PEO NEO | Equity Awards Adjustments Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount